Note 10 - Issuance of shares and warrants	12 Months Ended
Jul. 31, 2012
Equity [Abstract]
Note 10 - Issuance of shares and warrants

Note 10 – Issuance of shares and warrants:

As of July 31, 2012, the Company had issued shares of its Class A, voting, no par value common stock, as adjusted for the 2012 reverse split, as follows:

Date	Description	Shares	Price Per Share	Amount
07/19/04	Shares issued for cash and software license*	139,900	$0. 0000715	$10
07/19/04	Shares issued for cash and software license*	100	0. 0000715	-
07/21/04	Shares issued for cash	18,750	2	37,500
07/23/04	Shares issued for cash	13,000	2	26,000
07/26/04	Shares issued for cash	6,250	2	12,500
07/28/04	Shares issued for cash	2,000	2	4,000
07/31/07	Deferred registration costs charged against proceeds	-	-	(11,213)
07/23/09	Shares issued for acquisition	40,000	9.221	368,840
08/25/09	Shares issued under stock option/awards plan**	3,325	20	66,500
02/01/10	Shares issued under stock option/awards plan	500	24	12,000
07/31/10	Shares canceled upon disposal	(40,000)		(368,840)
07/31/12	Cumulative Totals	183,825		$147,297

* Restricted shares issued to officers of the Company were subscribed and issued at July 31, 2004, but not paid. The subscriptions were fully paid on September 9, 2004. Pursuant to EITF Abstract 85-1, the issuance of the shares has been recorded at July 31, 2004. In connection with the issuance of these shares, we also received an exclusive software license for a divorced-parent, child-time-management software concept. We have determined that the software license had no fair value at the time of issuance. Moreover, SEC rules dictate that transfers of non-monetary assets to a company by its promoters or shareholders in exchange for stock prior to or at the time of the Company's initial public offering should be recorded at the transferors' historical cost basis determined under generally accepted accounting principles. Therefore, since the shareholders had no cost basis in the license, capital stock has been credited only in the amount of the cash received.

**On May 26, 2010 a further 372,500 shares were earned under the Company’s 2008 and 2009 stock awards plan. As at July 31, 2011, the shares remain un-issued, however, the earned value of the awards totaling $606,500 has been recorded and expensed as stock based compensation during each of the applicable fiscal years as follows: $24,938 during the fiscal year ended July 31, 2008; $300,696 during the fiscal year ended July 31, 2009 and $280,866 during the fiscal year ended July 31, 2010.

In connection with the sale of 40,000 shares for cash noted above, we also issued 40,000 warrants to the same purchaser. The warrants became effective on August 17, 2005, concurrent with the effective date of the Form F-1 that we filed, and expired one year later. They allowed the holder to purchase 1 share of common stock for each 2 warrants tendered, at a price of $10 per share. Under certain circumstances, based on the performance of our stock on the open market, we could have redeemed the warrants for $0.01 per share. At the time of issuance, management determined that the warrants did not have any fair market value. None of the warrants were exercised by their expiration date, and thus expired unexercised on August 17, 2006.

On July 31, 2010, the Company rescinded its acquisition of E.P.E. and cancelled the 40,000 shares of its common issued to E.P.E. previously.

On February 27, 2012, the Board of Directors authorized the Company to implement a reverse stock split (the “Reverse Split”) of the Company’s issued and outstanding shares of Common Stock at a ratio of 1:100 and to file all required documents to the requisite regulatory authorities to implement the Reverse Split. The action was amended to amend the record date on March 23, 2012 and again June 12, 2012 which the record date was set as June 25, 2012 and the effective date as June 27, 2012, subject to FINRA approval. The effect of this reverse split has been retroactively applied to the common stock balances at July 31, 2004, and reflected in all common stock activity presented in these financial statements since that time.

As of July 31, 2012, the Company had a total of 183,825 shares of its Class A, voting, no par value common stock issued and outstanding.

We are also authorized to issue an unlimited number of Class B voting common shares, Class C non-voting common shares, and Class D non-voting common shares, and 5,000,000 shares of Class E non-voting preferred shares. None of these other classes of shares had been issued at the date of the financial statements.